Shareholders' Equity - Schedule of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Number of options, outstanding at the beginning of the period			1,847,500
Number of options, granted	40,000	150,000	1,485,000
Number of options, exercised			(103,125)
Number of options, outstanding at the end of the period			3,229,375
Number of options, exercisable			710,625
Weighted average exercise price, outstanding at the beginning of the period	$ 1.16		$ 1.91
Weighted average exercise price, granted			2.70
Weighted average exercise price, exercised			0.9
Weighted average exercise price, outstanding at the end of the period	$ 1.17	$ 1.16	2.25
Weighted average exercise price, exercisable			$ 1.55
Weighted average remaining contractual term, outstanding at the beginning of the period			8 years 10 months 17 days
Weighted average remaining contractual term, outstanding at the end of the period			8 years 9 months 25 days
Weighted average remaining contractual term, exercisable			8 years 4 days
Aggregate intrinsic value price, outstanding at the beginning of the period			$ 2,159
Aggregate intrinsic value price, outstanding at the end of the period			1,617
Aggregate intrinsic value price, exercisable			$ 791